UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: December 31, 2008
Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	3685 Mt. Diablo Blvd.
		Suite #353
		Lafayette, CA  94549

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	925-299-2000

Signature, Place, and Date of Signing:

	Michael McNeill, Lafayette, California February 6, 2009

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		31

Form 13F Information Table Value Total:		$25,227
List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
*** CANADIAN NATL RAILWAY CO   COM              136375102     1336 36334.230SH       SOLE                36334.230
*** SCHLUMBERGER LTD           COM              806857108      927 21890.436SH       SOLE                21890.436
ADOBE SYSTEMS INC  (DE)        COM              00724f101      860 40398.000SH       SOLE                40398.000
AFLAC INC                      COM              001055102     1330 29006.928SH       SOLE                29006.928
CERNER CORP                    COM              156782104     1293 33625.000SH       SOLE                33625.000
CHEVRON CORP                   COM              166764100     1268 17136.794SH       SOLE                17136.794
CISCO SYS INC                  COM              17275r102      667 40922.000SH       SOLE                40922.000
COGNIZANT TECH SOLUTIONS CL A  COM              192446102      619 34270.000SH       SOLE                34270.000
CONOCOPHILLIPS                 COM              20825c104      863 16655.852SH       SOLE                16655.852
EMC CORP                       COM              268648102      769 73450.000SH       SOLE                73450.000
EXXON MOBIL CORP               COM              30231g102      397 4967.067 SH       SOLE                 4967.067
FACTSET RESEARCH SYSTEM        COM              303075105      895 20226.243SH       SOLE                20226.243
IBM CORPORATION                COM              459200101      202 2400.000 SH       SOLE                 2400.000
IMMUCOR INC                    COM              452526106     1199 45125.000SH       SOLE                45125.000
INTEL CORP                     COM              458140100      321 21920.408SH       SOLE                21920.408
JOHNSON & JOHNSON              COM              478160104     1355 22651.614SH       SOLE                22651.614
LABORATORY CORP AMER HLDGS NEW COM              50540r409     1701 26414.000SH       SOLE                26414.000
MEMC ELECTRONIC MATERIALS      COM              552715104      236 16525.000SH       SOLE                16525.000
MICROSOFT CORP                 COM              594918104      743 38221.721SH       SOLE                38221.721
P G & E CORPORATION            COM              69331c108      284 7325.000 SH       SOLE                 7325.000
PROCTER & GAMBLE CO            COM              742718109      491 7939.177 SH       SOLE                 7939.177
PRUDENTIAL FINANCIAL INC       COM              744320102      627 20714.841SH       SOLE                20714.841
SOUTHERN CO                    COM              842587107      252 6800.000 SH       SOLE                 6800.000
STERICYLE, INC.                COM              858912108      878 16850.000SH       SOLE                16850.000
STRYKER CORP                   COM              863667101     1031 25800.000SH       SOLE                25800.000
TARGET CORP                    COM              87612e106      942 27289.347SH       SOLE                27289.347
VARIAN MEDICAL SYSTEMS INC     COM              92220P105      953 27200.000SH       SOLE                27200.000
WATERS CORP                    COM              941848103     1048 28600.000SH       SOLE                28600.000
WELLPOINT INC                  COM              94973v107      778 18455.000SH       SOLE                18455.000
WHOLE FOODS MKT INC            COM              966837106      122 12875.870SH       SOLE                12875.870
XTO ENERGY INC                 COM              98385x106      843 23904.155SH       SOLE                23904.155